Capital and Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Capital and Reserves

28.Capital and Reserves

Capital and Reserves Following the Merger

As outlined in Note 5, the Consolidated Financial Statements are prepared as a continuation of the financial statements of Babylon Holdings Limited, which have been adjusted to reflect the conversion of historical Ordinary A Shares, Ordinary B Shares, and Series C shares into Class A and Class B ordinary shares following the listing on the New York Stock Exchange, as well as the application of the Conversion Ratio.

The share capital of Babylon Holdings Limited immediately following the closing of the transaction is as follows:

In thousands of shares	Number of Shares	Share Capital	Description
Class A ordinary shares	295,589	12	Issuance to Babylon Shareholders
Class A ordinary shares	22,400	1	Issuance to PIPE Investors
Class A ordinary shares	12,268	—	Issuance to SPAC Investors and Shareholders
	330,257	13
Class B ordinary shares	79,638	3	Issuance to Babylon Shareholders
	409,895	16

Each Class A and Class B ordinary share has a par value of $0.0000422573245084686.

The following tables display the number of shares of Babylon Holdings Limited prior and following the Merger:

	Class A	Class B				Ordinary
	Ordinary	Ordinary	Ordinary A	Ordinary B	Preference C	Redeemable G1
	Shares	Shares	Shares	Shares	Shares	Shares
In thousands of shares	2021	2021	2021	2021	2021	2021
Authorized	6,500,000	3,100,000	10,000,000	11,000,000	10,000,000	50,000
On issue at January 1, 2021	—	—	135,136	664,605	252,065	—
Issued during the year prior to Merger	—	—	—	17,206	41,012	10,150
Conversion into Class A and B Shares	330,257	79,638	(135,136)	(681,811)	(293,077)	(10,150)
Issued following the Merger	3,668	—	—	—	—	—
On issue at December 31, 2021 – fully paid	333,925	79,638	—	—	—	—

Share Rights

Each Class A ordinary share will have the right to exercise one vote at any general meeting of the shareholders of the Company, to participate pro rata in all dividends declared by the Company, and the rights in the event of the Company’s dissolution. Each Class B ordinary share will have the same economic terms as the Babylon Class A ordinary shares except for the Class B ordinary shares will have 15 votes per share.

There were 100,000 Deferred Shares with a par value of $0.00004, which are non-voting shares and did not convey upon the holder the right to be paid a dividend or notice to attend, vote or speak at a shareholder meeting. No Deferred Shares have been issued.

Capital & Reserves Prior to the Merger

During the year ended December 31, 2021, $70.0 million Loan Notes were converted into 41,012,358 “C” preference shares. These shares had a fixed for fixed conversion feature and are therefore accounted for as equity investments.

During the year ended December 31, 2020, the Group issued 24,796,225 $0.00001277 “C” preference shares for a consideration of $42.1 million. $30.0 million Loan Notes were converted into 17,708,792 shares related to the principle and $0.2 million Loan Notes were converted to 111,239 shares related to interest. The Loan Notes that were converted into our “C” preference shares had a fixed conversion feature and are therefore accounted for as equity investments. The remaining 6,976,194 shares were settled in cash for a consideration of $11.9 million.

Tranche 1 Notes

On November 12, 2020 Tranche 1 Notes of $30.0 million were issued to GHE and paid to Babylon in two parts of $15.0 million on November 16, 2020 and December 2, 2020. The Tranche 1 Notes accrue interest of 11% per year and shareholder approval is required for the Tranche 1 Notes to be convertible into a fixed number of Series C Preferred Shares at a price of US $1.706802577 per share within six months of the first issuance date.

The conversion of the Tranche 1 Notes was approved by shareholders on December 16, 2020. Subsequent to this conversion approval, the principal of the Tranche 1 Notes was reclassified from being recognized as a financial liability to be classified as equity. No material gain or loss was recognized on conversion. The share capital in relation to the Series C Preferred Shares issued on conversion was recorded at the nominal value of the shares issued.

Tranche 2 Notes

Tranche 2 Notes of $70.0 million were issued on December 16, 2020 and are not interest bearing. The Tranche 2 Notes are exchangeable into a variable number of Series C Preferred Shares upon the earlier of the occurrence of certain events or June 30, 2021.

Tranche 2 Notes converted to equity on June 30, 2021. The principal of the Tranche 2 Notes was reclassified from being recognized as a financial liability to be classified as equity. No material gain or loss was recognized on conversion. The share capital in relation to the Series C Preferred Shares issued on conversion was recorded at the nominal value of the shares issued.

All shares issued rank pari-passu aside from the following:

●	the A Ordinary Shares in issue at any time shall (as a separate class) carry fifty per cent (50.0%) of the total voting rights of the Shares; and
●	the B Ordinary Shares and the Series C Preferred Shares in issue at any time shall (as if the B Ordinary Shares and the Series C Preferred Shares constituted one and the same class) carry fifty per cent (50.0%) of the total voting rights of the Shares;
●	the Holders of a majority of the A Ordinary Shares shall have the right from time to time to appoint such number of persons to be Directors of each Group Company equal to the number of Directors which the Holders of B Ordinary Shares and Series C Preferred Shares are entitled to appoint (in aggregate) plus one additional Director; and in each case to remove from office any persons appointed and to appoint another person in his or her place
●	The Series C Largest Shareholder shall have the right from time to time to appoint one person to be a Director and to remove from office any person so appointed and to appoint another person in his or her place.
●	For so long as a holder of B Ordinary Shares or Series C Preferred Shares is also a Qualifying Stakeholder, each such Qualifying Stakeholder shall have the right from time to time to appoint one person to be a Director for each whole Qualifying Stake held by them and to remove from office any person so appointed and to appoint another person in his or her place.
●	G1 Ordinary Redeemable Shares do not have the right to vote, nor to receive dividends, and have capital rights to convert into Ordinary B Shares in connection with an exit event. G1 Ordinary Redeemable shares are redeemable at the sole discretion of the Company.

On any return of capital on liquidation, the assets of the Group available for distribution shall be distributed:

a)	first, in paying to each of the Series C Preferred Shareholders, in priority to any other classes of Shares, an amount per Series C Preferred Share held equal to the Preference Amount
b)	second, in paying to the 2016/2017 Subscribers pro rata to their respective holdings of Hoxton Shares and Kinnevik Shares an amount equal to the Hurdle Amount; and
c)	the balance of the surplus assets (if any) shall be distributed among the holders of the A Ordinary Shares and the B Ordinary Shares pro rata as if they constituted one and the same class.

Foreign Currency Translation Reserve

Exchange differences arising on translation of the foreign controlled entities are recognized in other comprehensive loss and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

Other Comprehensive Income (“OCI”) Accumulated in Reserves, Net of Tax

	2021	2020	2019
	$’000	$’000	$’000
January 1,	1,675	(1,904)	7,789
Foreign operations – foreign currency translation differences	(1,702)	3,579	(9,693)
December 31,	(27)	1,675	(1,904)

Retained Earnings

The retained earnings account represents retained profits or losses less amounts distributed to shareholders.

Share-based Payment Reserve

The share-based payment reserve represents amounts accruing for equity-based share options granted.